Other Intangible Assets Major Classes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 643,977	$ 635,362
Amortized intangible assets, accumulated amortization	298,407	262,502
Amortized intangible assets, net other intangible assets	345,570	372,860
Total Other Intangible Assets gross carrying amount	873,808	866,632
Total Other Intangible Assets, net	575,401	604,130
Tradenames and Trademarks
Intangible Assets by Major Class [Line Items]
Indefinite-lived intangible assets, net other intangible assets	229,831	231,270
Formulae
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	234,483	229,721
Amortized intangible assets, accumulated amortization	140,376	131,031
Amortized intangible assets, net other intangible assets	$ 94,107	$ 98,690
Formulae | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	3 years	3 years
Formulae | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Customer-Related Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 331,008	$ 324,867
Amortized intangible assets, accumulated amortization	114,469	91,104
Amortized intangible assets, net other intangible assets	$ 216,539	$ 233,763
Customer-Related Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	3 years	3 years
Customer-Related Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Tradenames and Trademarks
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 30,742	$ 33,985
Amortized intangible assets, accumulated amortization	15,817	14,550
Amortized intangible assets, net other intangible assets	$ 14,925	$ 19,435
Tradenames and Trademarks | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	5 years	3 years
Tradenames and Trademarks | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	40 years	40 years
Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 47,744	$ 46,789
Amortized intangible assets, accumulated amortization	27,745	25,817
Amortized intangible assets, net other intangible assets	$ 19,999	$ 20,972
Other Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	2 years	2 years
Other Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	20 years	40 years